Segments (Details 2)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Selling expenses	$ 495,219	¥ 3,526,803	¥ 6,692,316	¥ 8,824,405
General and administrative expenses		23,252,517	65,354,201
Research and development expenses	$ 24,487,797	174,394,747	78,655,572	¥ 331,274,831
Total		201,174,067	150,702,089
Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Selling expenses		2,465,056	5,467,408
General and administrative expenses		8,213,194	23,501,382
Research and development expenses		23,148,863	10,899,882
Total		33,827,113	39,868,672
Holographic Technology Service [Member]
Segment Reporting Information [Line Items]
Selling expenses		1,061,747	1,224,908
General and administrative expenses		15,039,323	41,852,819
Research and development expenses		151,245,884	67,755,690
Total		¥ 167,346,954	¥ 110,833,417